Provisions (Tables)	12 Months Ended
Nov. 30, 2023
Disclosure of other provisions [abstract]
Summary of provision

	Chargebacks and rebates	Returns	Restructuring (a)	Total

Balance as at November 30, 2021	$3,713	$410	$-	$4,123

Provisions made	12,910	2,004	-	14,914

Provisions used	(10,358)	(929)	-	(11,287)

Effect of change in exchange rate	(233)	-	-	(233)

Balance as at November 30, 2022	$6,032	$1,485	$-	$7,517

Provisions made	15,407	1,086	1,963	18,456

Provisions used	(14,506)	(309)	(1,721)	(16,536)

Effect of change in exchange rate	168	-	(2)	166

Balance as at November 30, 2023	$7,101	$2,262	$240	$9,603

(a)
In July 2023, the Company initiated a reorganization mainly focused on its R&D activities. On October 24, 2023, the Company announced changes to its operations that saw a tapering of its research and development activities. As such, for the year ended November 30, 2023, $1,963 was recorded in charges related to severance and other expenses, of which an amount of $1,384 was recorded in research and development expenses, $220 in selling expenses and $359 in general and administrative expenses.